Financial instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 12,798	$ 10,659
Current trade receivables aging period	60 days	60 days
Bad debt expenses	$ 0	$ 0
Bonds and money market funds	6,290	9,214
Cash and money market funds	20,231	23,505
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum cash cash equivalents and short term investments to be maintained	20,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum cash cash equivalents and short term investments to be maintained	$ 15,000
Interest rate, measurement | SOFR
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in cash flows	$ 300
Increase (decrease) in profit or loss	$ 300
Interest rate, measurement | Bonds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in accumulated other comprehensive	$ 42	79
Increase (decrease) in fair value of assets	$ 42	79
Negative impact of market interest rates	0.50%
Interest rate, measurement | Cash and market funds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in cash flows	$ 101	118
Increase (decrease) in profit or loss	$ 101	$ 118
Negative impact of market interest rates	0.50%
CA$
Disclosure of detailed information about financial instruments [line items]
Positive percentage impact on foreign currency exposures	5.00%
Negative percentage impact on foreign currency exposures	5.00%